Provisions - Distribution by Segment of Restructuring Costs (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Restructuring costs	€ 71	€ 2,170
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	(2)	1,733
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	0	31
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	37	22
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	17	235
Other companies | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	€ 19	€ 149